Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	March 2022
Payment Date	4/15/2022
Transaction Month	37
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,786,699,020.71	60,790		58.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$317,750,000.00	2.65000%		April 15, 2020
Class A-2a Notes	$481,220,000.00	2.78%		February 15, 2022
Class A-2b Notes	$100,000,000.00	0.55657%	*	February 15, 2022
Class A-3 Notes	$491,350,000.00	2.78%		September 15, 2023
Class A-4 Notes	$159,770,000.00	2.85%		August 15, 2024
Class B Notes	$48,940,000.00	3.02%		October 15, 2024
Class C Notes	$32,620,000.00	3.25%		September 15, 2025
Total	$1,631,650,000.00
		* One-month LIBOR + 0.16%

II. AVAILABLE FUNDS

Interest:
Interest Collections	$904,170.85

Principal:
Principal Collections	$15,941,596.48
Prepayments in Full	$7,457,776.77
Liquidation Proceeds	$43,756.17
Recoveries	$223,240.23
Sub Total	$23,666,369.65
Collections	$24,570,540.50

Purchase Amounts:
Purchase Amounts Related to Principal	$314,089.78
Purchase Amounts Related to Interest	$723.80
Sub Total	$314,813.58

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$24,885,354.08

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	March 2022
Payment Date	4/15/2022
Transaction Month	37
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$24,885,354.08
Servicing Fee	$308,650.75	$308,650.75	$0.00	$0.00	$24,576,703.33
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$24,576,703.33
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$24,576,703.33
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$24,576,703.33
Interest - Class A-3 Notes	$154,294.94	$154,294.94	$0.00	$0.00	$24,422,408.39
Interest - Class A-4 Notes	$379,453.75	$379,453.75	$0.00	$0.00	$24,042,954.64
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,042,954.64
Interest - Class B Notes	$123,165.67	$123,165.67	$0.00	$0.00	$23,919,788.97
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,919,788.97
Interest - Class C Notes	$88,345.83	$88,345.83	$0.00	$0.00	$23,831,443.14
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$23,831,443.14
Regular Principal Payment	$21,452,659.43	$21,452,659.43	$0.00	$0.00	$2,378,783.71
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,378,783.71
Residual Released to Depositor	$0.00	$2,378,783.71	$0.00	$0.00	$0.00
Total		$24,885,354.08

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$21,452,659.43
Total					$21,452,659.43
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$21,452,659.43	$43.66	$154,294.94	$0.31	$21,606,954.37	$43.97
Class A-4 Notes	$0.00	$0.00	$379,453.75	$2.38	$379,453.75	$2.38
Class B Notes	$0.00	$0.00	$123,165.67	$2.52	$123,165.67	$2.52
Class C Notes	$0.00	$0.00	$88,345.83	$2.71	$88,345.83	$2.71
Total	$21,452,659.43	$13.15	$745,260.19	$0.46	$22,197,919.62	$13.61

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	March 2022
Payment Date	4/15/2022
Transaction Month	37

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$66,602,131.98	0.1355493	$45,149,472.55	0.0918886
Class A-4 Notes	$159,770,000.00	1.0000000	$159,770,000.00	1.0000000
Class B Notes	$48,940,000.00	1.0000000	$48,940,000.00	1.0000000
Class C Notes	$32,620,000.00	1.0000000	$32,620,000.00	1.0000000
Total	$307,932,131.98	0.1887244	$286,479,472.55	0.1755765

Pool Information
Weighted Average APR	2.990%	2.988%
Weighted Average Remaining Term	27.49	26.65
Number of Receivables Outstanding	26,982	26,182
Pool Balance	$370,380,901.39	$346,575,436.84
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$342,041,814.41	$320,232,073.01
Pool Factor	0.2072990	0.1939753

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,079,138.42
Yield Supplement Overcollateralization Amount	$26,343,363.83
Targeted Overcollateralization Amount	$60,095,964.29
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$60,095,964.29

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,079,138.42
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,079,138.42
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,079,138.42

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	March 2022
Payment Date	4/15/2022
Transaction Month	37
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		51	$48,245.35
(Recoveries)		110	$223,240.23
Net Loss for Current Collection Period			$(174,994.88)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.5670%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3504%
Second Prior Collection Period			-0.3764%
Prior Collection Period			0.4139%
Current Collection Period			-0.5858%
Four Month Average (Current and Prior Three Collection Periods)			-0.0495%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,006	$13,438,759.06
(Cumulative Recoveries)			$3,429,216.34
Cumulative Net Loss for All Collection Periods			$10,009,542.72
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5602%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,470.65
Average Net Loss for Receivables that have experienced a Realized Loss			$3,329.85

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.55%	303	$5,364,147.08
61-90 Days Delinquent	0.12%	26	$402,304.86
91-120 Days Delinquent	0.03%	4	$89,838.13
Over 120 Days Delinquent	0.09%	18	$315,720.46
Total Delinquent Receivables	1.78%	351	$6,172,010.53

Repossession Inventory:
Repossessed in the Current Collection Period		6	$88,278.65
Total Repossessed Inventory		17	$397,360.33

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2525%
Prior Collection Period			0.2261%
Current Collection Period			0.1833%
Three Month Average			0.2206%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2331%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	March 2022
Payment Date	4/15/2022
Transaction Month	37

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	64	$1,192,809.95
2 Months Extended	74	$1,344,786.91
3+ Months Extended	16	$284,986.19

Total Receivables Extended	154	$2,822,583.05

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer